ADVANCES FROM PROSPECTIVE CUSTOMERSDISTRIBUTORS (Details Narrative)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Advances from prospective customers	$ 484,956	$ 483,932	¥ 757,896
PRC Entities Nine [Member]
Advances from prospective customers	5	5	0
PRC Entities Eleven [Member]
Advances from prospective customers	0		38,293
PRC Entities One [Member]
Advances from prospective customers	243,268	243,203	459,516
PRC Entities Two [Member]
Advances from prospective customers	86,614	86,591	0
PRC Entities Three [Member]
Advances from prospective customers	78,740	78,719	76,586
PRC Entities Four [Member]
Advances from prospective customers	54,803	54,788	53,304
PRC Entities Five [Member]
Advances from prospective customers	7,874	7,872	7,659
PRC Entities Six [Member]
Advances from prospective customers	7,874	7,872	7,659
PRC Entities Seven [Member]
Advances from prospective customers	4,884	4,882	0
PRC Entities Eight [Member]
Advances from prospective customers	894	$ 0	0
PRC Entities Ten [Member]
Advances from prospective customers	$ 0		¥ 76,586